Non-trading investments (Tables)	12 Months Ended
Mar. 31, 2026
Investments, Debt and Equity Securities [Abstract]
Summary of AFS debt securities
The following table presents the amortized cost and fair value of major types of AFS debt securities as well as cumulative unrealized gains and unrealized losses recognized through
Accumulated other comprehensive income (loss)
since acquisition as of March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥25,001	¥—	¥(187)	¥24,814
Japanese agency and municipal securities	81,913	19	(1,495)	80,437
Bank and corporate debt securities	1,790	—	(11)	1,779

Total	¥108,704	¥19	¥(1,693)	¥107,030

	Millions of yen
	March 31, 2026
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥99,977	¥—	¥(493)	¥99,484
Japanese agency and municipal securities	160,639	—	(4,129)	156,510
Bank and corporate debt securities	15,636	—	(286)	15,350

Total	¥276,252	¥—	¥(4,908)	¥271,344

(1)	No allowances for credit losses have been recognized as of March 31, 2025 and 2026.

Summary of AFS debt securities categorized by remaining contractual maturity
The following table presents the amortized cost and fair value of major types of AFS debt securities, categorized by contractual maturity as of March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025		March 31, 2026
	Amortized cost (1)	Fair value	Amortized cost (1)	Fair value
Japanese government securities
less than 1 year	¥—	¥—	¥19,997	¥19,961
1 year to 5 years	25,001	24,814	79,980	79,523

Subtotal	¥25,001	¥24,814	¥99,977	¥99,484

Japanese agency and municipal securities
less than 1 year	¥—	¥—	¥1,395	¥1,387
1 year to 5 years	81,913	80,437	159,244	155,123

Subtotal	¥81,913	¥80,437	¥160,639	¥156,510

Bank and corporate debt securities
1 year to 5 years	¥1,790	¥1,779	¥15,636	¥15,350

Subtotal	¥1,790	¥1,779	¥15,636	¥15,350

Total	¥108,704	¥107,030	¥276,252	¥271,344

(1)	No allowances for credit losses have been recognized as of March 31, 2025 and 2026 .

Summary of AFS debt securities in an unrealized loss position
The
following table presents the fair value of major types of AFS debt securities that are in an unrealized loss position as of March 31, 2025 and 2026, and the duration of the unrealized loss status. An unrealized loss exists where the fair value of an individual AFS debt securities is less than its amortized cost basis.

	Millions of yen
	March 31, 2025			March 31, 2026
	Fair value	Unrealized losses	Number of debt securities	Fair value	Unrealized losses	Number of debt securities
Japanese government securities
Less than 12 months	¥24,814	¥(187)	4	¥74,665	¥(311)	8
12 months or longer	—	—	—	24,819	(182)	4

Subtotal	¥24,814	¥(187)	4	¥99,484	¥(493)	12

Japanese agency and municipal securities
Less than 12 months	¥68,063	¥(1,495)	72	¥89,242	¥(1,828)	80
12 months or longer	—	—	—	67,268	(2,301)	72

Subtotal	¥68,063	¥(1,495)	72	¥156,510	¥(4,129)	152

Bank and corporate debt securities
Less than 12 months	¥1,779	¥(11)	3	¥13,485	¥(260)	28
12 months or longer	—	—	—	1,865	(26)	3

Subtotal	¥1,779	¥(11)	3	¥15,350	¥(286)	31

Total	¥94,656	¥(1,693)	79	¥271,344	¥(4,908)	195